Capital Disclosures (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Jun. 12, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of changes in equity [abstract]
Cash and cash equivalents	$ 41,262,044	$ 31,219,574		$ 14,148,021	$ 13,699,881
Shareholders' equity	$ 36,098,985	$ 24,752,993		$ (107,894)	$ 6,195,363
Base Shelf securities authorized			$ 150,000,000